Current and long-term debt - 2020 SPDBFL lease financing (Details) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Nov. 30, 2023 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2020 USD ($) tanker
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 861,967	$ 1,588,290
Principal repayments recognized in consolidated cash flow statements				0	516,127	$ 79,502
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Borrowings				877,993	1,617,439
2020 SPDBFL Lease Financing
Disclosure of detailed information about financial instruments [line items]
Borrowings							$ 96,500
Deposits held by lessor					1,400
Purchase option fees					800
2020 SPDBFL Lease Financing | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 0	$ 37,626
2020 SPDBFL Lease Financing | STI Esles II and STI Donald C Trauscht
Disclosure of detailed information about financial instruments [line items]
Deposit held by lessor		$ 1,500
Principal repayments recognized in consolidated cash flow statements		38,100
Purchase option fees		$ 800
2020 SPDBFL Lease Financing | Vessels | STI Donald C Trauscht, STI Esles II, STI San Telmo and STI Jardins
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, number of vessels | tanker							4
Borrowing to be deposited with lessor (percent)			3.00%
Aggregate deposit required			$ 2,900
2020 SPDBFL Lease Financing | Vessels | STI Jardins and STI San Telmo
Disclosure of detailed information about financial instruments [line items]
Principal repayments recognized in consolidated cash flow statements	$ 36,900
Deposits held by lessor	1,400
Purchase option fees	$ 800